Nationwide Maximum Diversification Emerging Markets Core Equity ETF
Schedule of Investments
November 30, 2019 (Unaudited)

Shares	Security Description	Value

	COMMON STOCKS - 98.0%
	BRAZIL - 8.5%
	Consumer Discretionary - 2.4%
9,300	B2W Cia Digital (a)	$123,148
30,200	Cogna Educacao	74,138
9,000	Cyrela Brazil Realty SA Empreendimentos e Participacoes	56,916
6,930	Lojas Renner SA	84,882
10,400	Magazine Luiza SA	111,100
6,100	Petrobras Distribuidora SA	40,308
15,000	YDUQS Part	146,300
		636,792
	Consumer Staples - 0.7%
16,000	Ambev SA	67,848
3,100	BRF SA (a)	26,687
4,400	Natura Cosmeticos SA	34,392
1,700	Raia Drogasil SA	45,597
		174,524
	Energy - 0.4%
16,200	Petroleo Brasileiro SA	119,652
	Financials - 1.2%
5,100	B3 SA - Brasil Bolsa Balcao	57,377
8,000	Banco do Brasil SA	90,154
8,500	BB Seguridade Participacoes SA	69,053
6,900	IRB Brasil Resseguros S/A	60,722
3,600	Sul America SA	44,946
		322,252
	Health Care - 0.7%
4,800	Hypera SA	37,825
18,900	Qualicorp Consultoria e Corretora de Seguros SA	157,430
		195,255
	Industrials - 0.8%
12,900	CCR SA	52,506
21,484	Embraer SA	91,712
7,700	Localiza Rent a Car SA	80,728
		224,946
	Information Technology - 0.5%
45,300	Cielo SA	83,137
7,900	Linx SA	58,555
		141,692
	Materials - 1.1%
33,188	Suzano SA	299,126
	Utilities - 0.7%
2,600	Cia de Saneamento Basico do Estado de Sao Paulo	34,951
5,300	Cia de Saneamento de Minas Gerais-COPASA	85,298
13,000	Equatorial Energia SA	63,582
		183,831
		2,298,070
	CHILE - 0.2%
	Financials - 0.2%
565,652	Banco de Chile	57,265
		57,265
	CHINA - 10.9%
	Communication Services - 0.8%
1,312	Autohome, Inc. - ADR (a)	89,282
132,000	China Telecom Corporation, Ltd. - H-Shares	49,915
234	NetEase, Inc. - ADR	73,785
		212,982

	Consumer Discretionary - 4.1%
29,000	ANTA Sports Products, Ltd.	272,671
376,000	GOME Retail Holdings, Ltd. (a)(b)	33,144
106,500	Li Ning Company, Ltd.	341,497
19,300	Shenzhou International Group Holdings, Ltd.	254,449
4,658	TAL Education Group - ADR (a)	206,163
		1,107,924
	Consumer Staples - 1.6%
135,000	Dali Foods Group Company, Ltd.	91,751
11,000	Hengan International Group Company, Ltd.	72,652
110,000	Tingyi Cayman Islands Holding Corporation	179,031
102,000	Uni-President China Holdings, Ltd.	103,594
		447,028
	Financials - 0.7%
2,169	Fanhua, Inc. - ADR	58,997
42,000	PICC Property & Casualty Company, Ltd. - H-Shares	48,612
125,000	Postal Savings Bank of China Company, Ltd. - H-Shares (b)	81,122
		188,731
	Health Care - 1.4%
1,071	BeiGene, Ltd. - ADR (a)	217,723
38,000	CSPC Pharmaceutical Group, Ltd.	86,508
76,000	Shandong Weigao Group Medical Polymer Company, Ltd. - H-Shares	91,751
		395,982
	Industrials - 0.7%
44,000	Beijing Capital International Airport Company, Ltd. - H-Shares	41,596
128,000	China Communications Services Corporation, Ltd. - H-Shares	86,175
2,693	ZTO Express Cayman, Inc. - ADR (a)	57,307
		185,078
	Information Technology - 0.7%
52,000	Lenovo Group, Ltd.	34,344
25,000	Semiconductor Manufacturing International Corporation (a)(b)	31,874
4,000	Silergy Corporation	116,419
		182,637
	Materials - 0.2%
63,000	Zhaojin Mining Industry Company, Ltd. - H-Shares	65,191
	Utilities - 0.7%
16,600	ENN Energy Holdings, Ltd.	180,256
		2,965,809
	CYPRUS - 0.1%
	Materials - 0.1%
1,071	Polymetal International plc	16,139
		16,139
	GREECE - 1.9%
	Energy - 0.4%
3,982	Motor Oil Hellas Corinth Refineries SA	93,255

	Financials - 1.5%
80,051	Alpha Bank AE (a)	168,585
123,619	Eurobank Ergasias SA (a)	130,305
18,474	National Bank of Greece SA (a)	62,615
15,461	Piraeus Bank SA (a)	54,210
		415,715
		508,970
	HONG KONG - 4.6%
	Communication Services - 1.4%
750,000	Alibaba Pictures Group, Ltd. (a)	124,556
29,000	China Mobile, Ltd.	218,581
48,000	China Unicom Hong Kong, Ltd.	41,085
		384,222

	Consumer Discretionary - 0.0% (c)
218,000	China First Capital Group, Ltd. (a)	11,418

	Consumer Staples - 0.6%
18,000	China Mengniu Dairy Company, Ltd.	68,870
16,000	China Resources Beer Holdings Company, Ltd.	83,804
		152,674
	Financials - 0.4%
28,500	BOC Hong Kong Holdings, Ltd.	96,848

	Health Care - 0.3%
61,000	Sino Biopharmaceutical, Ltd.	78,707

	Utilities - 1.9%
26,400	China Gas Holdings, Ltd.	98,143
46,000	China Resources Gas Group, Ltd.	256,217
46,000	China Water Affairs Group, Ltd.	35,318
64,000	Guangdong Investment, Ltd.	132,288
		521,966
		1,245,835
	HUNGARY - 0.3%
	Energy - 0.2%
4,443	MOL Hungarian Oil & Gas plc	42,989
	Financials - 0.1%
606	OTP Bank Nyrt	28,558
		71,547
	INDIA - 23.3%
	Communication Services - 2.0%
14,894	Bharti Airtel, Ltd. (a)	91,861
37,382	Bharti Infratel, Ltd.	143,978
2,897	Info Edge India, Ltd.	106,360
1,199,847	Vodafone Idea, Ltd. (a)	114,570
20,630	Zee Entertainment Enterprises, Ltd.	84,274
		541,043
	Consumer Discretionary - 2.0%
9,307	Aditya Birla Fashion and Retail, Ltd. (a)	29,223
1,012	Bajaj Auto, Ltd.	44,804
5,412	Balkrishna Industries, Ltd.	69,878
132	Eicher Motors, Ltd.	42,103
7,176	Future Retail, Ltd. (a)	33,901
1,152	Hero MotoCorporation, Ltd.	39,079
7,896	Mahindra & Mahindra, Ltd.	58,397
828	Maruti Suzuki India, Ltd.	83,632
126	Page Industries, Ltd.	38,727
1,888	Titan Company, Ltd.	30,521
11,400	TVS Motor Company, Ltd.	75,841
		546,106
	Consumer Staples - 2.7%
2,156	Avenue Supermarts, Ltd. (a)	54,773
2,681	Dabur India, Ltd.	17,158
14,084	Hindustan Unilever, Ltd.	399,584
94	Nestle India, Ltd.	18,939
13,157	Tata Global Beverages, Ltd.	59,267
3,744	United Breweries, Ltd.	65,634
15,900	United Spirits, Ltd. (a)	134,370
		749,725
	Energy - 2.1%
9,047	Bharat Petroleum Corporation, Ltd.	64,513
41,042	Hindustan Petroleum Corporation, Ltd.	161,680
16,416	Reliance Industries, Ltd.	354,957
		581,150

	Financials - 5.1%
108,671	Allahabad Bank	36,129
14,088	Axis Bank, Ltd.	145,137
1,829	Bajaj Finance, Ltd.	103,874
714	Bajaj Finserv, Ltd.	90,673
49,416	Bank of Baroda (a)	72,260
18,938	City Union Bank, Ltd.	59,345
32,120	Edelweiss Financial Services Ltd.	55,274
59,208	Federal Bank, Ltd.	73,373
2,651	Housing Development Finance Corporation, Ltd.	84,893
16,420	Indiabulls Housing Finance, Ltd.	66,493
12,972	Max Financial Services, Ltd. (a)	91,298
5,825	Muthoot Finance, Ltd.	55,057
78,607	Punjab National Bank (a)	71,882
11,136	RBL Bank, Ltd.	58,080
45,324	REC, Ltd.	87,126
23,169	State Bank of India	110,407
123,101	Yes Bank, Ltd.	117,202
		1,378,503
	Health Care - 3.3%
5,505	Apollo Hospitals Enterprise, Ltd.	110,595
28,968	Biocon, Ltd.	113,732
10,711	Cipla, Ltd.	69,682
3,500	Divi’s Laboratories, Ltd.	87,147
2,809	Dr Reddy’s Laboratories, Ltd.	114,097
9,804	Lupin, Ltd.	109,421
48,372	Sun Pharmaceutical Industries, Ltd.	303,329
		908,003
	Industrials - 0.7%
68,556	Ashok Leyland, Ltd.	75,640
5,256	InterGlobe Aviation, Ltd.	105,812
		181,452
	Information Technology - 3.9%
7,200	HCL Technologies, Ltd.	113,178
35,489	Infosys, Ltd.	344,490
1,300	Larsen & Toubro Infotech, Ltd.	30,619
5,624	Mphasis, Ltd.	68,860
7,512	Tata Consultancy Services, Ltd.	215,006
7,528	Tech Mahindra, Ltd.	79,905
3,823	Wipro, Ltd.	12,667
3,029	WNS Holdings, Ltd. - ADR (a)	191,190
		1,055,915
	Materials - 0.9%
4,860	Asian Paints, Ltd.	115,587
15,506	Castrol India, Ltd.	30,423
84	Shree Cement, Ltd.	24,586
1,291	UltraTech Cement, Ltd.	76,647
		247,243
	Utilities - 0.6%
17,928	Indraprastha Gas, Ltd.	103,326
17,520	Power Grid Corporation of India, Ltd.	47,208
		150,534
		6,339,674
	INDONESIA - 1.7%
	Communication Services - 0.6%
565,600	Telekomunikasi Indonesia Persero Tbk PT	157,590
	Consumer Staples - 0.2%
133,300	Charoen Pokphand Indonesia Tbk PT	63,555
	Financials - 0.6%
75,400	Bank Central Asia Tbk PT	167,853
	Utilities - 0.3%
539,400	Perusahaan Gas Negara Tbk PT	73,424
		462,422

	MALAYSIA - 3.0%
	Communication Services - 0.1%
43,800	Telekom Malaysia Bhd	39,432
	Consumer Discretionary - 0.2%
56,700	Genting Malaysia Bhd	42,629
	Consumer Staples - 0.5%
2,200	Nestle Malaysia Bhd	75,484
54,600	Sime Darby Plantation Bhd	65,104
		140,588
	Energy - 0.4%
145,900	Dialog Group Bhd	117,027
	Financials - 0.7%
36,000	CIMB Group Holdings Bhd	44,650
30,000	Malayan Banking Bhd	61,271
16,200	Public Bank Bhd	76,103
		182,024
	Health Care - 0.5%
40,400	Hartalega Holdings Bhd	50,784
72,200	Top Glove Corporation Bhd	77,792
		128,576
	Industrials - 0.6%
106,600	Gamuda Bhd	95,970
39,200	Malaysia Airports Holdings Bhd	77,903
		173,873
		824,149
	MEXICO - 3.7%
	Communication Services - 0.8%
106,080	America Movil SAB de CV - Series L	81,631
30,976	Grupo Televisa SAB	68,049
15,408	Megacable Holdings SAB de CV	54,987
		204,667
	Consumer Discretionary - 0.2%
8,100	El Puerto de Liverpool SAB de CV	40,194
	Consumer Staples - 0.7%
32,100	Becle SAB de CV	55,361
15,304	Fomento Economico Mexicano SAB de CV	139,620
		194,981
	Financials - 1.6%
24,800	Banco del Bajio SA	39,249
4,048	Grupo Elektra SAB de CV	287,120
22,728	Grupo Financiero Banorte SAB de CV - O Shares	120,576
		446,945
	Industrials - 0.2%
61,096	Alfa SAB de CV - Series A	47,923
	Real Estate - 0.1%
25,800	Fibra Uno Administracion SA de CV	39,681
	Utilities - 0.1%
8,400	Infraestructura Energetica Nova SAB de CV	34,370
		1,008,761
	PERU - 0.1%
	Materials - 0.1%
2,194	Cia de Minas Buenaventura SAA - ADR	33,722
		33,722
	PHILIPPINES - 2.3%
	Communication Services - 0.4%
5,704	PLDT, Inc.	120,669
	Consumer Discretionary - 0.4%
27,850	Jollibee Foods Corporation	105,228
	Consumer Staples - 0.3%
25,960	Universal Robina Corporation	76,682

	Financials - 0.4%
38,460	Bank of the Philippine Islands	65,052
10,610	BDO Unibank, Inc.	31,695
		96,747
	Industrials - 0.4%
2,260	Ayala Corporation	35,847
4,200	SM Investments Corporation	87,612
		123,459
	Real Estate - 0.4%
54,500	Ayala Land, Inc.	48,800
66,000	SM Prime Holdings, Inc.	50,654
		99,454
		622,239
	POLAND - 0.6%
	Communication Services - 0.2%
4,896	PLAY Communications SA	40,935
	Energy - 0.2%
2,760	Polski Koncern Naftowy ORLEN SA	65,559
	Financials - 0.2%
6,123	Powszechna Kasa Oszczednosci Bank Polski SA	56,579
		163,073
	REPUBLIC OF KOREA - 9.7%
	Communication Services - 1.6%
25	Kakao Corporation	3,291
11,792	LG Uplus Corporation	133,779
801	NAVER Corporation	116,642
204	NCSoft Corporation	85,148
408	SK Telecom Company, Ltd.	84,975
		423,835
	Consumer Discretionary - 2.7%
2,400	Fila Korea, Ltd.	104,847
7,683	Hanon Systems	70,251
2,118	HLB, Inc. (a)	206,394
321	Hyundai Mobis Company, Ltd.	66,583
936	Hyundai Motor Company	95,886
1,510	Kia Motors Corporation	55,291
1,688	Woongjin Coway Company, Ltd.	128,049
		727,301
	Consumer Staples - 0.9%
528	BGF retail Company, Ltd.	75,100
71	LG Household & Health Care, Ltd.	76,040
1,178	Orion Corporation	102,725
		253,865
	Financials - 1.6%
2,014	DB Insurance Company, Ltd.	94,974
2,218	Hana Financial Group, Inc.	67,132
2,740	Hyundai Marine & Fire Insurance Company, Ltd.	64,954
312	Samsung Fire & Marine Insurance Company, Ltd.	61,415
981	Samsung Life Insurance Company, Ltd.	59,467
1,488	Shinhan Financial Group Company, Ltd.	54,864
4,769	Woori Financial Group, Inc.	47,240
		450,046
	Health Care - 0.6%
738	Celltrion, Inc. (a)	108,718
194	Medy-Tox, Inc.	49,652
		158,370
	Industrials - 1.8%
1,634	Hanjin Kal Corporation	49,595
795	Hyundai Elevator Company, Ltd.	47,788
693	Hyundai Glovis Company, Ltd.	88,301

3,408	Hyundai Rotem Company, Ltd. (a)	43,713
3,215	Korea Aerospace Industries, Ltd.	101,528
1,227	S-1 Corporation	97,233
627	Samsung C&T Corporation	52,500
		480,658
	Information Technology - 0.5%
2,043	SK Hynix, Inc.	139,930
		2,634,005
	RUSSIAN FEDERATION - 1.2%
	Communication Services - 0.3%
1,755	Yandex NV - A Shares (a)	73,657
	Consumer Staples - 0.2%
1,068	Magnit PJSC	54,555
	Industrials - 0.2%
43,900	Aeroflot PJSC	70,245
	Materials - 0.5%
61,560	Alrosa PJSC	74,615
348	Polyus PJSC	37,312
		111,927
		310,384
	SOUTH AFRICA - 3.0%
	Materials - 3.0%
20,873	AngloGold Ashanti, Ltd.	390,410
40,767	Gold Fields, Ltd.	214,087
2,018	Impala Platinum Holdings, Ltd. (a)	15,507
104,076	Sibanye Gold, Ltd. (a)(b)	205,126
		825,130
		825,130
	TAIWAN - 12.9%
	Communication Services - 1.8%
24,000	Chunghwa Telecom Company, Ltd.	88,887
79,000	Far EasTone Telecommunications Company, Ltd.	189,276
60,000	Taiwan Mobile Company, Ltd.	225,169
		503,332
	Consumer Discretionary - 1.8%
6,000	Eclat Textile Company, Ltd.	77,875
14,100	Feng TAY Enterprise Company, Ltd.	88,268
10,000	Giant Manufacturing Company, Ltd.	72,434
9,450	Makalot Industrial Company, Ltd.	47,079
7,000	Merida Industry Company, Ltd.	40,150
8,000	Nien Made Enterprise Company, Ltd.	73,417
118,000	Tatung Company, Ltd. (a)	85,279
		484,502
	Consumer Staples - 1.1%
16,000	President Chain Store Corporation	160,207
5,744	TCI Company, Ltd.	59,303
36,000	Uni-President Enterprises Corporation	85,544
		305,054
	Financials - 1.5%
65,166	Cathay Financial Holding Company, Ltd.	89,065
108,000	CTBC Financial Holding Company, Ltd.	77,344
17,137	E.Sun Financial Holding Company, Ltd.	15,193
74,740	First Financial Holding Company, Ltd.	56,219
48,000	Fubon Financial Holding Company, Ltd.	70,481
12,000	Hua Nan Financial Holdings Company, Ltd.	8,535
94,000	Mega Financial Holding Company, Ltd.	93,351
10,000	Taiwan Cooperative Financial Holding Company, Ltd.	6,801
		416,989
	Health Care - 0.2%
3,000	St Shine Optical Company, Ltd.	47,689

	Information Technology - 5.4%
32,000	Accton Technology Corporation	166,762
1,000	Delta Electronics, Inc.	4,589
66,000	E Ink Holdings, Inc.	69,871
53,400	Hon Hai Precision Industry Company, Ltd.	154,893
1,000	Largan Precision Company, Ltd.	145,360
11,000	MediaTek, Inc.	151,964
18,000	Radiant Opto-Electronics Corporation	69,025
2,408	Silicon Motion Technology Corporation - ADR	106,674
43,000	Taiwan Semiconductor Manufacturing Company, Ltd.	429,853
89,000	Unimicron Technology Corporation	134,621
47,000	United Microelectronics Corporation	23,030
		1,456,642
	Materials - 1.1%
106,000	China Steel Corporation	81,297
31,000	Formosa Plastics Corporation	98,759
23,000	Nan Ya Plastics Corporation	53,899
52,435	Taiwan Cement Corporation	71,150
		305,105
		3,519,313
	THAILAND - 8.3%
	Communication Services - 1.2%
27,000	Advanced Info Service pcl	189,427
29,100	Total Access Communication pcl - NVDR	51,521
608,300	True Corporation pcl	89,380
		330,328
	Consumer Discretionary - 0.4%
189,400	Home Product Center pcl	103,420
	Consumer Staples - 2.3%
60,800	Berli Jucker pcl	91,550
21,000	Carabao Group pcl	60,635
63,000	Charoen Pokphand Foods pcl	57,334
131,000	CP ALL pcl	329,478
172,500	Thai Union Group pcl	78,779
		617,776
	Energy - 0.4%
5,300	PTT Exploration & Production pcl - NVDR	21,047
60,000	PTT pcl	85,877
		106,924
	Financials - 1.5%
13,800	Bangkok Bank pcl	81,062
13,200	Kasikornbank pcl	67,709
48,100	Krungthai Card pcl	65,263
9,600	Siam Commercial Bank pcl	38,441
20,100	Tisco Financial Group pcl	64,855
1,669,250	TMB Bank pcl	88,386
		405,716
	Health Care - 0.9%
151,600	Bangkok Dusit Medical Services pcl	123,417
25,800	Bumrungrad Hospital pcl	115,691
		239,108
	Industrials - 0.8%
40,000	Airports of Thailand pcl	99,941
331,400	Bangkok Expressway & Metro pcl	118,444
		218,385
	Real Estate - 0.2%
34,300	Central Pattana pcl	70,660
	Utilities - 0.6%
90,900	Energy Absolute pcl - NVDR	128,600
11,400	Global Power Synergy pcl - NVDR	30,747
		159,347
		2,251,664

	TURKEY - 1.8%
	Consumer Staples - 0.3%
10,308	BIM Birlesik Magazalar AS	82,557
	Energy - 0.3%
3,866	Tupras Turkiye Petrol Rafinerileri AS	83,398
	Industrials - 1.0%
18,098	KOC Holding AS	63,084
11,867	TAV Havalimanlari Holding AS	55,580
12,833	Tekfen Holding AS	42,229
45,638	Turk Hava Yollari AO (a)	108,543
		269,436
	Materials - 0.2%
39,380	Eregli Demir ve Celik Fabrikalari TAS	54,989
		490,380
	TOTAL COMMON STOCKS (Cost $26,222,060)	26,648,551

	PREFERRED STOCKS - 1.9%
	BRAZIL - 1.7%
	Communication Services - 0.1%
1,800	Telefonica Brasil SA	23,827
	Energy - 0.7%
28,100	Petroleo Brasileiro SA	193,523
	Financials - 0.5%
12,300	Banco do Estado do Rio Grande do Sul SA - Class B	58,354
16,800	Banco Inter SA (a)	59,598
4,500	Itau Unibanco Holding SA	36,877
		154,829
	Utilities - 0.4%
6,500	Cia Paranaense de Energia	95,433
		467,612
	RUSSIAN FEDERATION - 0.2%
	Energy - 0.2%
3,930	Tatneft PJSC	42,186
		42,186
	TOTAL PREFERRED STOCKS (Cost $478,237)	509,798

	CLOSED END FUNDS - 0.1%
42,338	Digital Telecommunications Infrastructure Fund	23,539
	TOTAL CLOSED END FUNDS (Cost $22,996)	23,539

	SHORT-TERM INVESTMENTS - 0.0% (c)
	Money Market Funds - 0.0% (c)
9,558	Invesco Government & Agency Portfolio - Institutional Class, 1.53% (d)	9,558
	TOTAL SHORT-TERM INVESTMENTS (Cost $9,558)	9,558

Principal Amount	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 1.3%
	Repurchase Agreements - 1.3%
$ 103,927	BofA Securities, Inc. - 1.62%, dated 11/29/2019, matures 12/02/2019, repurchase price $103,932 (collateralized by various U.S. government obligations: Total Value $106,006)	103,927
250,000	RBC Dominion Securities, Inc. - 1.64%, dated 11/29/2019, matures 12/02/2019, repurchase price $250,011 (collateralized by various U.S. government obligations: Total Value $255,000)	250,000
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $353,927)	353,927

	Total Investments (Cost $27,086,778) - 101.3%	27,545,373
	Liabilities in Excess of Other Assets - (1.3)%	(353,675)
	TOTAL NET ASSETS - 100.0%	$27,191,698

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt.
NVDR	Non-Voting Depositary Receipt.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of November 30, 2019. The total value of securities on loan is $330,176.
(c)	Represents less than 0.05% of net assets.
(d)	Rate shown is the annualized seven-day yield as of November 30, 2019.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Summary of Fair Value Disclosure at November 30, 2019 (Unaudited)

The Fund utilizes various methods to measure fair value of its investments on a recurring basis.  Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in marketplace, liquidity of markets, and other characteristics particular to security.
To the extent that the valuation is based on models or inputs that are less observable or unobservable in market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2019:

Nationwide Maximum Diversification Emerging Markets Core Equity ETF*
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$26,648,551	$-	$-	$26,648,551
Preferred Stocks	509,798	-	-	509,798
Closed End Funds	23,539	-	-	23,539
Short-Term Investments	9,558	-	-	9,558
Investments Purchased with Proceeds from Securities Lending	-	353,927	-	353,927
Total Investments in Securities	$27,191,446	$353,927	$-	$27,545,373

* See Schedule of Investments for breakout of investments by country and sector classification.
For the period ended November 30, 2019, the Fund did not recognize any transfers to or from Level 3.